OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating leases
Future minimum lease payments	$ 599	$ 4,519	$ 883
First year
Operating leases
Future minimum lease payments	435	1,754	467
1-5 years
Operating leases
Future minimum lease payments	132	2,286	391
More than 5 years
Operating leases
Future minimum lease payments	$ 32	$ 479	$ 25